SCHEDULE OF LONG-TERM PREPAYMENTS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Long-term Prepayments
Prepayment for purchase of property	$ 3,004,769
Total long-term prepayments	$ 3,004,769